Segment reporting (Details) - Schedule of operating segment performance - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment reporting (Details) - Schedule of operating segment performance [Line Items]
Revenue	S/ 3,946,482	S/ 3,146,405	S/ 4,085,004
Gross profit (loss)	395,138	310,252	441,763
Administrative expenses	(179,613)	(134,013)	(213,908)
Other income and expenses, net	(4,477)	(181,182)	(326,754)
Operating (loss) profit	211,048	(4,943)	(98,899)
Financial expenses	(262,574)	(146,355)	(231,709)
Financial income	5,773	39,316	74,656
Share of profit or loss in associates and joint ventures	(861)	770	(218,774)
(Loss) profit before income tax	(46,614)	(111,212)	(474,726)
Income tax	(43,700)	(62,208)	(319,957)
(Loss) profit from continuing operations	(90,314)	(173,420)	(794,683)
(Loss) from discontinuing operations	(26,774)	(16,924)	(43,959)
(Loss) profit for the year	(117,088)	(190,344)	(838,642)
(Loss) profit from attributable to:
Owners of the Company	(153,210)	(217,871)	(884,721)
Non-controlling interest	36,122	27,527	46,079
Loss for the period	(117,088)	(190,344)	(838,642)
Engineering and construction [Member]
Segment reporting (Details) - Schedule of operating segment performance [Line Items]
Revenue	2,559,071	2,092,592	2,797,326
Gross profit (loss)	121,058	115,995	98,362
Administrative expenses	(125,094)	(102,985)	(141,421)
Other income and expenses, net	40,301	(43,573)	9,937
Operating (loss) profit	36,265	(30,563)	(33,122)
Financial expenses	(121,712)	(54,173)	(74,171)
Financial income	1,870	8,792	5,644
Share of profit or loss in associates and joint ventures	(1,794)		(3,558)
(Loss) profit before income tax	(85,371)	(75,944)	(105,207)
Income tax	(11,435)	(3,614)	(35,457)
(Loss) profit from continuing operations	(96,806)	(79,558)	(140,664)
(Loss) profit for the year	(96,806)	(79,558)	(140,664)
(Loss) profit from attributable to:
Owners of the Company	(93,600)	(76,580)	(137,109)
Non-controlling interest	(3,206)	(2,978)	(3,555)
Loss for the period	(96,806)	(79,558)	(140,664)
Energy [Member]
Segment reporting (Details) - Schedule of operating segment performance [Line Items]
Revenue	541,859	369,798	552,584
Gross profit (loss)	110,078	53,251	108,291
Administrative expenses	(14,575)	(16,119)	(24,230)
Other income and expenses, net	(4,400)	(4,185)	606
Operating (loss) profit	91,103	32,947	84,667
Financial expenses	(14,705)	(17,525)	(13,266)
Financial income	1,034	2,239	2,033
Share of profit or loss in associates and joint ventures	2,833	2,391	2,293
(Loss) profit before income tax	80,265	20,052	75,727
Income tax	(22,469)	(7,500)	(22,911)
(Loss) profit from continuing operations	57,796	12,552	52,816
(Loss) profit for the year	57,796	12,552	52,816
(Loss) profit from attributable to:
Owners of the Company	51,294	9,176	48,056
Non-controlling interest	6,502	3,376	4,760
Loss for the period	57,796	12,552	52,816
Infrastructure Toll roads [Member]
Segment reporting (Details) - Schedule of operating segment performance [Line Items]
Revenue	515,382	466,824	633,301
Gross profit (loss)	81,964	40,858	96,164
Administrative expenses	(14,460)	(16,584)	(28,623)
Other income and expenses, net	(3,683)	(79,576)	(47,998)
Operating (loss) profit	63,821	(55,302)	19,543
Financial expenses	(29,442)	(32,376)	(27,297)
Financial income	2,544	4,326	2,245
(Loss) profit before income tax	36,923	(83,352)	(5,509)
Income tax	(10,012)	(13,477)	(17,112)
(Loss) profit from continuing operations	26,911	(96,829)	(22,621)
(Loss) profit for the year	26,911	(96,829)	(22,621)
(Loss) profit from attributable to:
Owners of the Company	15,946	(88,865)	(28,270)
Non-controlling interest	10,965	(7,964)	5,649
Loss for the period	26,911	(96,829)	(22,621)
Infrastructure Transportation [Member]
Segment reporting (Details) - Schedule of operating segment performance [Line Items]
Revenue	348,915	345,258	397,853
Gross profit (loss)	81,993	107,918	119,464
Administrative expenses	(14,267)	(12,738)	(17,991)
Other income and expenses, net	1,537	72	(2,661)
Operating (loss) profit	69,263	95,252	98,812
Financial expenses	(8,298)	(9,316)	(10,948)
Financial income	520	1,586	33,214
(Loss) profit before income tax	61,485	87,522	121,078
Income tax	(19,382)	(26,681)	(39,634)
(Loss) profit from continuing operations	42,103	60,841	81,444
(Loss) profit for the year	42,103	60,841	81,444
(Loss) profit from attributable to:
Owners of the Company	31,577	45,631	61,084
Non-controlling interest	10,526	15,210	20,360
Loss for the period	42,103	60,841	81,444
Infrastructure Water treatment [Member]
Segment reporting (Details) - Schedule of operating segment performance [Line Items]
Revenue	3,650	3,359	3,555
Gross profit (loss)	1,322	366	500
Administrative expenses	(449)	(289)	(397)
Other income and expenses, net	4	42	12
Operating (loss) profit	877	119	115
Financial expenses	(124)	(275)	(12)
Financial income	510	897	826
(Loss) profit before income tax	1,263	741	929
Income tax	(500)	(277)	(506)
(Loss) profit from continuing operations	763	464	423
(Loss) profit for the year	763	464	423
(Loss) profit from attributable to:
Owners of the Company	763	464	423
Loss for the period	763	464	423
Real estate [Member]
Segment reporting (Details) - Schedule of operating segment performance [Line Items]
Revenue	239,391	182,439	264,401
Gross profit (loss)	42,025	40,345	70,787
Administrative expenses	(14,911)	(16,462)	(22,045)
Other income and expenses, net	1,337	1,962	20,020
Operating (loss) profit	28,451	25,845	68,762
Financial expenses	(11,947)	(12,647)	(42,320)
Financial income	2,269	4,584	3,829
Share of profit or loss in associates and joint ventures	831	34	458
(Loss) profit before income tax	19,604	17,816	30,729
Income tax	(6,644)	(2,854)	(7,000)
(Loss) profit from continuing operations	12,960	14,962	23,729
(Loss) profit for the year	12,960	14,962	23,729
(Loss) profit from attributable to:
Owners of the Company	794	1,391	(4,995)
Non-controlling interest	12,166	13,571	28,724
Loss for the period	12,960	14,962	23,729
Parent company operations [Member]
Segment reporting (Details) - Schedule of operating segment performance [Line Items]
Revenue	67,202	71,197	87,476
Gross profit (loss)	3,372	(2,344)	(2,168)
Administrative expenses	(46,193)	(23,647)	(40,402)
Other income and expenses, net	(38,705)	(55,984)	(305,749)
Operating (loss) profit	(81,526)	(81,975)	(348,319)
Financial expenses	(118,676)	(48,371)	(101,914)
Financial income	40,740	47,402	73,832
Dividends	20,008	7,222	12,688
Share of profit or loss in associates and joint ventures	32,638	(105,888)	(711,962)
(Loss) profit before income tax	(106,816)	(181,610)	(1,075,675)
Income tax	26,808	(7,768)	(196,219)
(Loss) profit from continuing operations	(80,008)	(189,378)	(1,271,894)
(Loss) from discontinuing operations	(26,716)	(16,919)	(42,857)
(Loss) profit for the year	(106,724)	(206,297)	(1,314,751)
(Loss) profit from attributable to:
Owners of the Company	(106,677)	(206,257)	(1,304,676)
Non-controlling interest	(47)	(40)	(10,075)
Loss for the period	(106,724)	(206,297)	(1,314,751)
Eliminations [Member]
Segment reporting (Details) - Schedule of operating segment performance [Line Items]
Revenue	(328,988)	(385,062)	(651,492)
Gross profit (loss)	(46,674)	(46,137)	(49,637)
Administrative expenses	50,336	54,811	61,201
Other income and expenses, net	(868)	60	(921)
Operating (loss) profit	2,794	8,734	10,643
Financial expenses	42,330	28,328	38,219
Financial income	(43,714)	(30,510)	(46,967)
Dividends	(20,008)	(7,222)	(12,688)
Share of profit or loss in associates and joint ventures	(35,369)	104,233	493,995
(Loss) profit before income tax	(53,967)	103,563	483,202
Income tax	(66)	(37)	(1,118)
(Loss) profit from continuing operations	(54,033)	103,526	482,084
(Loss) from discontinuing operations	(58)	(5)	(1,102)
(Loss) profit for the year	(54,091)	103,521	480,982
(Loss) profit from attributable to:
Owners of the Company	(53,307)	97,169	480,766
Non-controlling interest	(784)	6,352	216
Loss for the period	S/ (54,091)	S/ 103,521	S/ 480,982